Subsequent Events (Q3) (Details)				1 Months Ended											2 Months Ended	9 Months Ended		12 Months Ended
	Nov. 11, 2020 $ / shares	Nov. 10, 2020 USD ($) shares	Mar. 20, 2020 shares	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020 $ / shares	Nov. 30, 2020	Nov. 13, 2020 USD ($)	May 31, 2020 $ / shares	Apr. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Feb. 29, 2020 USD ($) $ / shares	Jan. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Feb. 28, 2021 $ / shares	Sep. 30, 2020 USD ($) buildings	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock, net of issuance costs																$ 17,445,501	$ 0	$ 805,431	$ 0
Proceeds from issuance of common stock																26,512,608	$ 66,377,134	$ 83,722,064	$ 3,209,900
Preferred stock, annualized rate														5.50%
Preferred stock, daily distribution rate (in dollars per share) | $ / shares														$ 0.00150685
Dividends on common stock, cash														$ 365,517
Common stock, annualized rate														5.00%
2019 Preferred Stock
Subsequent Event [Line Items]
Proceeds from issuance of preferred stock, net of issuance costs																19,364,000
Preferred stock, dividends																$ 451,000
Preferred stock, annualized rate																5.50%		5.50%
Forecast
Subsequent Event [Line Items]
Preferred stock, annualized rate									5.50%	5.50%	5.50%
Preferred stock, daily distribution rate (in dollars per share) | $ / shares									$ 0.00150273	$ 0.00150273	$ 0.00150273
Common stock, annualized rate				5.00%	5.00%	5.00%			5.00%	5.00%	5.00%
Vernon Boulevard | Corporate Joint Venture | Preferred Equity Investment
Subsequent Event [Line Items]
Investment, face amount, issued																$ 15,000,000
Number of units in apartment community | buildings																3
Vernon Boulevard | Corporate Joint Venture | Foreign Fund | Preferred Equity Investment
Subsequent Event [Line Items]
Investment, face amount, issued																$ 62,000,000
Subsequent event
Subsequent Event [Line Items]
Preferred stock, annualized rate												5.50%	5.50%
Preferred stock, daily distribution rate (in dollars per share) | $ / shares												$ 0.00150273	$ 0.00150273
Dividends on common stock, cash												$ 375,939	$ 382,935
Common stock, annualized rate												5.00%	5.00%
Subsequent event | 2019 Preferred Stock
Subsequent Event [Line Items]
Preferred stock, dividends								$ 190,539
Preferred stock, annualized rate	5.50%
Preferred stock, daily distribution rate (in dollars per share) | $ / shares						$ 0.00150273
Share price (in usd per share) | $ / shares	$ 10.00
Subsequent event | Forecast
Subsequent Event [Line Items]
Common stock, annualized rate							5.00%
Subsequent event | Forecast | 2019 Preferred Stock
Subsequent Event [Line Items]
Preferred stock, daily distribution rate (in dollars per share) | $ / shares															$ 0.00150685
Subsequent event | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Number of shares sold (in shares) | shares			63,893
Subsequent event | Private Placement | 2019 Preferred Stock
Subsequent Event [Line Items]
Number of shares sold (in shares) | shares		2,620,480	830,099
Proceeds from issuance of preferred stock, net of issuance costs		$ 26,088,409
Selling commissions		1,704,428
Placement fees		$ 506,930
Subsequent event | Class A
Subsequent Event [Line Items]
Number of shares sold (in shares) | shares			10,025,160
Subsequent event | Class A | Private Placement
Subsequent Event [Line Items]
Number of shares sold (in shares) | shares		11,799,847
Subsequent event | Class T
Subsequent Event [Line Items]
Number of shares sold (in shares) | shares			2,500
Subsequent event | Class T | Private Placement
Subsequent Event [Line Items]
Number of shares sold (in shares) | shares		17,516
Subsequent event | Common Stock
Subsequent Event [Line Items]
Dividends on common stock, cash								$ 962,567
Common stock, annualized rate								5.00%
Share price (in usd per share) | $ / shares	$ 10.00
Subsequent event | Common Stock | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Number of shares sold (in shares) | shares		140,781
Proceeds from issuance of common stock		$ 1,407,811
Subsequent event | Common Stock | Private Placement
Subsequent Event [Line Items]
Proceeds from issuance of common stock		$ 117,566,430